UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    February 13, 2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  250,948 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other                     Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AIRCASTLE LIMITED CMN          COM         G0129K104     4805    182500 SH       Sole                   182500
ALLIANCE ONE INTL INC. CMN     COM         018772103     4447   1092653 SH       Sole                  1092653
ALTRIA GROUP INC CMN           COM         02209S103     3514     46500 SH       Sole                    46500
AMAZON.COM INC CMN             PUT         023135106    12970    140000 SH  PUT  Sole                   140000
AMBAC FINANCIAL GROUP INC CMN  CALL        023139108     1289     50000 SH  CALL Sole                    50000
AMEX FINANCIAL SELECT INDEX MA PUT         81369Y605    37898   1310000 SH  PUT  Sole                  1310000
APPLE, INC. CMN                PUT         037833100     5447     27500 SH  PUT  Sole                    27500
BALL CORPORATION CMN           COM         058498106     3452     76700 SH       Sole                    76700
BARRICK GOLD CORPORATION CMN   COM         067901108     1009     24000 SH       Sole                    24000
CAMECO CORPORATION CMN         COM         13321L108     1493     37500 SH       Sole                    37500
COMCAST CORPORATION CMN CLASS  COM         20030N200     2863    158000 SH       Sole                   158000
CONOCOPHILLIPS CMN             COM         20825C104      883     10000 SH       Sole                    10000
CROWN HOLDINGS INC CMN         COM         228368106     5420    211300 SH       Sole                   211300
CVR ENERGY, INC. CMN           COM         12662P108      424     17000 SH       Sole                    17000
DELTA AIR LINES, INC. CMN      COM         247361702     2347    157600 SH       Sole                   157600
DIAMONDS TRUST SERIES I DJIA D ETF         252787106     4440     33500 SH       Sole                    33500
DIANA SHIPPING INC CMN         COM         Y2066G104      428     13600 SH       Sole                    13600
DOMTAR CORP CMN                COM         257559104     3845    500000 SH       Sole                   500000
EASTMAN KODAK COMPANY CMN      PUT         277461109     1312     60000 SH  PUT  Sole                    60000
ECHOSTAR COMMUNICATIONS CORP C COM         278762109     1697     45000 SH       Sole                    45000
ELEMENTS ROGERS INTERNATIONAL  ETF         870297603     1027     94000 SH       Sole                    94000
EXTERRAN HOLDINGS, INC. CMN    COM         30225X103     2372     29000 SH       Sole                    29000
EXXON MOBIL CORPORATION CMN    COM         30231G102     1405     15000 SH       Sole                    15000
FRONTLINE LTD CMN  ISIN: BMG36 PUT         G3682E127     1920     40000 SH  PUT  Sole                    40000
GENERAL MOLY, INC. CMN         COM         370373102     1739    149000 SH       Sole                   149000
GLOBAL CASH ACCESS HLDGS, INC. COM         378967103     1585    261600 SH       Sole                   261600
GOOGLE, INC. CMN CLASS A       PUT         38259P508     6223      9000 SH  PUT  Sole                     9000
INGLES MARKETS INC CL-A CMN CL COM         457030104     3555    140000 SH       Sole                   140000
ISHARES DOW JONES U.S. REAL ES PUT         464287739     9855    150000 SH  PUT  Sole                   150000
ISHARES RUSSELL 2000 INDEX FUN PUT         464287655    29988    395000 SH  PUT  Sole                   395000
ISHARES SILVER TRUST MUTUAL FU ETF         46428Q109      514      3500 SH       Sole                     3500
JOY GLOBAL INC. CMN            COM         481165108     2758     41900 SH       Sole                    41900
LAS VEGAS SANDS CORP. CMN      PUT         517834107     1031     10000 SH  PUT  Sole                    10000
M T R GAMING GROUP INC CMN     COM         553769100     3738    550557 SH       Sole                   550557
MASCO CORPORATION CMN          PUT         574599106     3890    180000 SH  PUT  Sole                   180000
MASTEC INC CMN                 COM         576323109     3053    300181 SH       Sole                   300181
NEVADA GOLD & CASINO INC CMN   COM         64126Q206      218    176027 SH       Sole                   176027
NEWMONT MINING CORPORATION CMN COM         651639106     1133     23200 SH       Sole                    23200
OIL SERVICE HOLDRS TRUST CMN   ETF         678002106     1512      8000 SH       Sole                     8000
PILGRIMS PRIDE CORPORATION CMN COM         721467108     2128     73500 SH       Sole                    73500
POWERSHARES DB AGRICULTURE FUN ETF         73936B408     1465     44400 SH       Sole                    44400
POWERSHARES QQQ TRUST MUTUAL F PUT         73935A104     6659    130000 SH  PUT  Sole                   130000
RESEARCH IN MOTION CMN         PUT         760975102     4763     42000 SH  PUT  Sole                    42000
RETAIL HOLDRS TRUST MUTUAL FUN PUT         76127U101    27305    292500 SH  PUT  Sole                   292500
SEACOR HOLDINGS INC. CMN       COM         811904101     6844     73800 SH       Sole                    73800
SPANISH BROADCASTING SYSTEM IN COM         846425882      812    438854 SH       Sole                   438854
STANDARD & POORS DEP RCPTS SPD ETF         78462F103     4430     30300 SH       Sole                    30300
STREETTRACKS GOLD TRUST ETF    ETF         863307104     7314     88700 SH       Sole                    88700
TIDEWATER INC CMN              PUT         886423102     1097     20000 SH  PUT  Sole                    20000
TITAN INTERNATIONAL INC (NEW)  COM         88830M102     2229     71300 SH       Sole                    71300
VALERO ENERGY CORPORATION CMN  COM         91913Y100     2626     37500 SH       Sole                    37500
VIRGIN MEDIA INC CMN           COM         92769L101     4268    249000 SH       Sole                   249000
WELLS FARGO & CO (NEW) CMN     PUT         949746101     1510     50000 SH  PUT  Sole                    50000